DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
January 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Issuer                                                     Shares     Value
------                                                     ------     -----

Apparel -- 0.2%
  Brown Group, Inc. ......................................   2,500 $     40,156
  Hartmarx Corporation (b)................................   5,500       27,500
  Liz Claiborne, Inc. ....................................  10,400      397,800
  Oshkosh B'Gosh..........................................   2,600       41,275
  Phillips-Van Heusen Corporation.........................   4,200       26,513
  Reebok International Ltd. (b)...........................   9,000      133,875
  Russell Corporation.....................................   5,800      114,188
  Springs Industries, Inc. ...............................   2,900      121,075
  Stride Rite Corporation.................................   7,400       73,075
  Timberland Company (The) (b)............................   1,800       81,000
  V. F. Corporation.......................................  20,000      852,500
                                                                   ------------
                                                                      1,908,957
                                                                   ------------
Banking -- 5.3%
  Banc One Corporation.................................... 197,685   10,353,752
  BankBoston Corporation..................................  49,700    1,835,794
  Bankers Trust New York Corporation......................  15,900    1,383,300
  Fifth Third Bancorp.....................................  44,825    3,067,711
  Mellon Bank Corporation.................................  43,900    2,941,300
  Morgan (J.P.) & Co. Incorporated........................  29,600    3,122,800
  PNC Bank Corp. .........................................  50,700    2,595,206
  SunTrust Banks, Inc. ...................................  53,700    3,782,494
  Synovus Financial Corp. ................................  44,750    1,118,750
  US Bancorp.............................................. 122,800    4,136,825
  Vermont Financial Services Corp. .......................   1,800       54,000
  Wachovia Corporation....................................  34,000    3,013,250
  Washington Mutual Inc. ................................. 100,202    4,208,484
  Wells Fargo & Company................................... 273,000    9,537,938
                                                                   ------------
                                                                     51,151,604
                                                                   ------------

Issuer                                                     Shares     Value
------                                                     ------     -----

Commercial Products & Services -- 1.9%
  Angelica Corporation....................................   1,300 $     19,581
  Avery Dennison Corporation..............................  19,400      959,088
  Bemis Company, Inc. ....................................   8,400      285,600
  Cintas Corporation......................................  17,700    1,346,306
  Deluxe Corporation......................................  13,400      477,375
  DeVry Inc. (b)..........................................  11,600      341,475
  Donnelley (R.R.) & Sons Company.........................  22,700      855,506
  Ecolab Inc. ............................................  21,500      833,125
  Harland (John H.) Company...............................   4,900       68,294
  Herman Miller, Inc. ....................................  14,300      270,806
  HON Indudstries Inc. ...................................   9,800      199,675
  Ikon Office Solutions...................................  22,600      361,600
  Interface Inc. .........................................   8,300       85,594
  Kelly Services, Inc. ...................................   6,075      168,581
  Moore Corporation.......................................  14,300      165,344
  National Service Industries, Inc. ......................   6,700      229,475
  New England Business Service, Inc. .....................   2,300       76,044
  Pitney Bowes Inc. ......................................  45,800    3,151,613
  Sealed Air Corporation..................................  13,900      737,569
  Sonoco Products Company.................................  16,945      472,342
  Standard Register Company...............................   4,400      136,950
  Tennant Company.........................................   1,400       51,800
  Xerox Corporation.......................................  55,400    6,869,600
                                                                   ------------
                                                                     18,163,343
                                                                   ------------
Construction -- 0.2%
  Apogee Enterprises, Inc. ...............................   4,300       44,344
  Centex Corporation......................................   9,600      414,600
  Champion Enterprises Inc. (b)...........................   7,700      179,988
  Fleetwood Enterprises, Inc. ............................   5,400      199,800
  Granite Construction Incorporated.......................   4,350      140,831

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(Continued)
January 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Issuer                                                     Shares     Value
------                                                     ------     -----

Construction -- Continued
  Kaufman & Broad Home Corporation........................   8,000 $    225,500
  Osmonics Inc. (b).......................................   2,100       18,638
  Rouse Company...........................................  11,500      271,688
  Sherwin-Williams Company................................  28,800      738,000
  Skyline Corporation.....................................   1,400       43,050
  TJ International, Inc. .................................   2,300       55,488
                                                                   ------------
                                                                      2,331,927
                                                                   ------------
Energy -- 1.3%
  Anadarko Petroleum Corporation..........................  19,800      535,838
  Apache Corporation......................................  15,800      304,150
  Atlantic Richfield Company..............................  54,000    3,098,250
  Consolidated Natural Gas Company........................  16,000      821,000
  Enron Corp .............................................  55,900    3,689,400
  Helmerich & Payne, Inc. ................................   7,800      136,988
  Oryx Energy Company (b).................................  17,700      215,719
  Pennzoil Company........................................   7,400       85,563
  Questar Corporation.....................................  13,200      220,275
  Rowan Companies, Inc. (b)...............................  13,900      122,494
  Santa Fe Energy Resources, Inc. (b).....................  16,900       98,231
  Sun Company, Inc. ......................................  15,500      544,438
  Union Pacific Resources Group, Inc. ....................  41,800      337,013
  Williams Companies......................................  72,200    2,382,600
                                                                   ------------
                                                                     12,591,959
                                                                   ------------
Financial Services -- 5.5%
  American Express Company................................  76,400    7,859,650
  Block (H & R), Inc. ....................................  16,700      732,713
  Dime Bancorp............................................  19,200      465,600
  Edwards (A.G.), Inc. ...................................  15,187      514,460
  Fannie Mae.............................................. 175,000   12,753,125
  Federal Home Loan Mortgage Corporation.................. 114,600    7,105,200

Issuer                                                     Shares     Value
------                                                     ------     -----

Financial Services -- Continued
  First Tennessee National Corporation....................  21,300 $    778,781
  FirstFed Financial Corp. (b)............................   3,400       54,188
  Golden West Financial...................................   9,500      891,813
  Household International, Inc. ..........................  81,246    3,569,746
  MBIA Inc. ..............................................  16,500    1,081,781
  MBNA Corporation........................................ 135,450    3,784,135
  Merrill Lynch & Co., Inc. ..............................  59,900    4,552,400
  Providian Financial Corporation.........................  23,900    2,409,419
  Schwab (Charles) Corporation............................  67,700    4,760,156
  Student Loan Marketing Association......................  27,500    1,211,719
  Transamerica Corporation................................  20,800    1,164,800
  Value Line, Inc. .......................................   1,500       58,125
                                                                   ------------
                                                                     53,747,811
                                                                   ------------
Foods & Beverages -- 6.1%
  Ben & Jerry's Homemade, Inc. (b)........................     600       14,400
  Bestfoods...............................................  48,200    2,425,063
  Campbell Soup Company...................................  75,200    3,529,700
  Coca-Cola Company....................................... 416,200   27,235,088
  Fleming Companies, Inc. ................................   6,000       53,625
  General Mills Incorporated..............................  25,800    2,165,588
  Heinz (H.J.) Company....................................  61,100    3,440,694
  Hershey Foods Corporation...............................  24,200    1,361,250
  Kellogg Company.........................................  68,500    2,799,938
  Nature's Sunshine Products, Inc. .......................   2,600       34,613
  Odwalla, Incorporated (b)...............................     500        3,375
  PepsiCo, Inc............................................ 247,700    9,675,781
  Quaker Oats Company.....................................  22,700    1,262,688
  Ralston Purina Company..................................  52,800    1,445,400
  Smucker (J.M.) Company..................................   4,600      115,000

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(Continued)
January 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Issuer                                                     Shares     Value
------                                                     ------     -----

Foods & Beverages -- Continued
  SUPERVALU Inc. .........................................  20,200 $    554,238
  Sysco Corporation.......................................  56,400    1,536,900
  Tootsie Roll Industries, Inc. ..........................   5,054      227,746
  Wrigley (Wm.) Jr. Company...............................  19,700    1,844,413
                                                                   ------------
                                                                     59,725,500
                                                                   ------------
Health Care -- 8.9%
  Acuson Corporation (b)..................................   4,400       58,850
  ADAC Laboratories (b)...................................   3,000       66,188
  Allergan, Inc. .........................................  10,800      830,250
  ALZA Corporation (b)....................................  14,600      738,213
  Becton Dickinson and Company............................  41,600    1,487,200
  Bergen Brunswig Corporation.............................  16,336      457,408
  Biomet, Inc. (b)........................................  18,700      684,888
  Boston Scientific Corporation (b).......................  66,400    1,622,650
  Forest Laboratories, Inc. (b)...........................  13,300      614,294
  Guidant Corp............................................  50,600    2,982,238
  Humana Health Plans, Inc. (b)...........................  27,800      496,925
  IMS Health Inc. ........................................  55,200    2,021,700
  Johnson & Johnson....................................... 227,000   19,295,000
  Mallinckrodt, Inc. .....................................  11,500      401,781
  McKesson HBOC Inc.......................................  45,820    3,442,228
  Medtronic, Inc. ........................................  82,800    6,598,125
  Merck & Co., Inc. ...................................... 201,000   29,496,750
  Mylan Laboratories, Inc. ...............................  20,900      637,450
  Oxford Health Plans, Inc. (b)...........................  13,400      231,987
  Schering-Plough Corporation............................. 248,100   13,521,450
  St. Jude Medical Inc. (b)...............................  13,500      351,844
  Stryker Corporation.....................................  16,000      742,000
  Sunrise Medical Inc. (b)................................   3,500       27,781
  United American Healthcare Corporation (b)..............     800          950
                                                                   ------------
                                                                     86,808,150
                                                                   ------------

Issuer                                                     Shares     Value
------                                                     ------     -----

Household Goods -- 5.5%
  Alberto-Culver Company..................................   8,800 $    226,600
  Avon Products, Inc. ....................................  44,400    1,640,025
  Bassett Furniture Industries............................   1,800       39,937
  Black & Decker Corp.....................................  14,900      789,700
  Church & Dwight Co., Inc. ..............................   3,000      117,375
  Clorox Company..........................................  17,600    2,202,200
  Colgate-Palmolive Company...............................  49,400    3,973,612
  Enesco Group, Inc. .....................................   2,200       44,550
  Fedders Corporation.....................................   6,400       33,200
  Fort James Corp. .......................................  37,200    1,334,550
  Gillette Company........................................ 187,300   11,003,875
  Handleman Company (b)...................................   4,900       59,719
  Harman International Industries, Inc. ..................   2,930      123,060
  Hasbro, Inc. ...........................................  21,750      808,828
  Huffy Corporation.......................................   1,700       24,650
  Kimberly-Clark Corporation..............................  91,464    4,556,050
  Leggett & Platt.........................................  32,800      668,300
  Mattel, Inc. ...........................................  47,785    1,084,122
  Maytag Corporation......................................  14,700      928,856
  Newell Co. .............................................  27,000    1,122,188
  Oneida Ltd. ............................................   2,300       33,063
  Procter & Gamble Company................................ 224,000   20,356,000
  Rubbermaid Incorporated.................................  25,100      809,475
  Shaw Industries, Inc. ..................................  23,500      497,906
  Snap-On Incorporated....................................   9,850      334,900
  Stanley Works...........................................  14,200      357,662
  Thomas Industries Inc. .................................   2,200       40,425
  Whirlpool Corporation...................................  12,400      557,225
                                                                   ------------
                                                                     53,768,053
                                                                   ------------
Insurance -- 4.5%
  Aetna, Inc..............................................  23,870    2,151,284
  American General Corporation............................  42,662    3,042,334

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(Continued)
January 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Issuer                                                     Shares     Value
------                                                     ------     -----

Insurance -- Continued
  American International Group, Inc. (b).................. 208,650 $ 21,477,910
  Chubb Corporation.......................................  27,300    1,603,875
  CIGNA Corporation.......................................  35,200    2,899,600
  Cincinnati Financial Corporation........................  27,585      908,581
  Hartford Steam Boiler Inspection and Insurance..........   4,550      171,762
  Jefferson-Pilot Corporation.............................  17,950    1,359,713
  Lincoln National Corp. .................................  16,900    1,407,981
  Marsh & McLennan Companies, Inc. .......................  43,450    2,731,919
  MGIC Investment Corp. ..................................  18,100      662,912
  ReliaStar Financial Corporation.........................  15,100      625,706
  SAFECO Corporation......................................  22,600      878,575
  St. Paul Companies, Inc. ...............................  38,864    1,141,630
  Torchmark Corporation...................................  23,300      764,531
  UNUM Corporation........................................  23,400    1,414,237
  Wesco Financial Corporation.............................   1,200      399,600
                                                                   ------------
                                                                     43,642,150
                                                                   ------------
Media -- 3.7%
  Banta Corporation.......................................   4,650      111,019
  Comcast Corporation.....................................  62,200    4,228,630
  Disney (Walt) Company................................... 345,900   11,414,700
  Dow Jones & Company.....................................  15,600      698,100
  Harcourt General........................................  11,600      556,800
  King World Productions, Inc. (b)........................  12,200      333,975
  Lee Enterprises, Inc. ..................................   7,200      201,600
  McGraw-Hill Companies...................................  16,400    1,773,250
  Media General, Inc......................................   4,200      210,000
  MediaOne Group, Inc. (b)................................ 102,500    5,746,406
  Meredith Corporation....................................   8,300      309,175

Issuer                                                     Shares     Value
------                                                     ------     -----

Media -- Continued
  New York Times Company..................................  30,400 $  1,043,100
  Scholastic Corporation (b)..............................   2,500      141,563
  Tele-Communications, Inc. (b)...........................  90,900    6,232,331
  Times Mirror Company....................................  14,000      770,875
  Viacom, Inc. (b)........................................  11,700      981,337
  Washington Post Company.................................   1,700      967,300
                                                                   ------------
                                                                     35,720,161
                                                                   ------------
Miscellaneous -- 0.8%
  American Greetings Corporation..........................  11,500      454,250
  Caraustar Industries, Inc. .............................   4,000      113,000
  Case Corporation........................................  11,700      221,569
  CPI Corp. ..............................................   1,400       37,012
  Cross (A.T.) Company....................................   2,300       14,662
  Deere & Company.........................................  40,200    1,309,012
  Gibson Greetings, Inc. (b)..............................   2,300       22,856
  Hillenbrand Industries, Inc. ...........................  11,000      517,000
  Hunt Manufacturing Co. .................................   1,600       18,300
  Ionics, Inc. (b)........................................   2,300       74,462
  Jostens, Inc. ..........................................   5,900      137,544
  Marriott International, Inc. ...........................  42,100    1,478,762
  Omnicom Group Inc. .....................................  28,400    1,817,600
  Polaroid Corporation....................................   7,100      121,144
  Service Corporation International.......................  45,800      727,075
  Toro Company............................................   1,800       62,550
  Vincam Group, Inc. (The)................................   2,100       38,062
  Whitman Corporation.....................................  16,200      315,900
                                                                   ------------
                                                                      7,480,760
                                                                   ------------
Miscellaneous Manufacturing -- 0.9%
  Applied Materials, Inc. (b).............................  62,300    3,936,581
  Brady (W.H.) Co. .......................................   3,500       95,375

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(Continued)
January 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Issuer                                                     Shares     Value
------                                                     ------     -----

Miscellaneous Manufacturing -- Continued
  CLARCOR Inc. ...........................................   3,850 $     79,406
  Crown Cork & Seal Company, Inc. ........................  20,400      646,425
  Dionex Corporation (b)..................................   3,500      135,187
  Fastenal Company........................................   6,000      231,375
  Gerber Scientific Inc. .................................   3,600       69,075
  Graco Inc. .............................................   3,375       82,687
  Illinois Tool Works Inc. ...............................  42,300    2,551,219
  Isco, Inc. .............................................     800        4,700
  Lawson Products, Inc. ..................................   1,600       34,800
  Milcron Inc. ...........................................   6,200      121,287
  Millipore Corporation...................................   7,100      216,994
  Nordson Corporation.....................................   2,400      153,000
  Watts Industries........................................   4,200       61,425
  Wellman, Inc. ..........................................   4,900       46,856
                                                                   ------------
                                                                      8,466,392
                                                                   ------------
Resource Development -- 1.2%
  Air Products & Chemicals, Inc. .........................  38,500    1,294,563
  Aluminum Company of America.............................  30,900    2,584,013
  Battle Mountain Gold Company (b)........................  37,900      139,756
  Cabot Corporation.......................................  11,100      278,888
  Calgon Carbon Corporation...............................   6,200       39,525
  Catalytica Inc. (b).....................................   4,500       66,375
  Consolidated Papers, Inc. ..............................  14,600      338,538
  Cyprus Amax Minerals Company............................  14,900      142,481
  Echo Bay Mines Ltd (b)..................................  23,200       39,150
  Fuller (H.B.) Company...................................   2,200       94,600
  IMCO Recycling Inc. ....................................   2,300       28,175
  Inland Steel Industries, Inc. ..........................   6,400       96,800
  Mead Corporation........................................  17,000      486,625
  Morton International, Inc. .............................  20,600      533,025
  Nalco Chemical Company..................................  10,400      286,000
  Nucor Corporation.......................................  14,550      712,950
  Praxair, Inc. ..........................................  26,200      846,588

Issuer                                                     Shares     Value
------                                                     ------     -----

Resource Development -- Continued
  Sigma-Aldrich Corporation...............................  16,700 $    475,950
  Westvaco Corporation....................................  16,800      370,650
  Worthington Industries, Inc. ...........................  15,000      208,125
                                                                   ------------
                                                                      9,062,777
                                                                   ------------
Retail -- 11.7%
  Albertson's, Inc. ......................................  41,500    2,531,500
  American Stores Companies...............................  46,400    1,682,000
  Bob Evans Farms, Inc. ..................................   6,700      155,775
  Charming Shoppes, Inc. (b)..............................  15,600       57,525
  Circuit City Stores, Inc. ..............................  16,700      922,675
  Claire's Stores, Inc. ..................................   8,100      159,975
  Costco Companies Inc. (b)...............................  36,515    3,026,181
  CVS Corporation.........................................  65,500    3,586,125
  Dayton Hudson Corporation...............................  74,200    4,730,250
  Dillard Department Stores, Inc. ........................  17,700      439,181
  Dollar General Corporation..............................  34,081      849,895
  Egghead, Inc. (b).......................................   3,800       64,600
  Gap, Inc. (The).........................................  97,725    6,272,724
  Great Atlantic & Pacific Tea Company, Inc. .............   6,100      203,587
  Hannaford Bros. Co. ....................................   6,800      320,450
  Home Depot, Inc. ....................................... 261,598   15,793,979
  Kmart Corporation (b)...................................  82,700    1,452,419
  Kroger Co. (b)..........................................  43,100    2,736,850
  Lands' End, Inc. (b)....................................   4,700      152,162
  Lillian Vernon Corporation..............................   1,500       22,219
  Limited, Inc. (The).....................................  39,000    1,330,875
  Longs Drug Stores Corporation...........................   6,200      237,537
  Lowe's Companies, Inc. .................................  59,500    3,469,594
  Luby's Cafeterias, Inc. ................................   3,700       57,119
  May Department Stores Company...........................  39,400    2,378,775

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(Continued)
January 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Issuer                                                     Shares     Value
------                                                     ------     -----

Retail -- Continued
  McDonald's Corporation.................................. 114,300 $  9,008,269
  Men's Wearhouse Inc. (b)................................   5,000      148,125
  Meyer Fred, Inc. (b)....................................  26,000    1,625,000
  Nordstrom, Inc..........................................  24,800    1,032,300
  Penney (J.C.) Company, Inc..............................  42,700    1,673,306
  Pep Boys -- Manny, Moe & Jack...........................  10,300      162,225
  Ruby Tuesday, Inc. .....................................   5,200      103,675
  Ryan's Family Steakhouse, Inc. (b)......................   6,300       87,019
  Sears, Roebuck and Co. .................................  64,900    2,604,112
  Staples, Inc. (b).......................................  78,900    2,258,512
  Starbucks Corporation (b)...............................  14,900      775,731
  Tandy Corporation.......................................  16,400      885,600
  TCBY Enterprises, Inc...................................   3,200       19,200
  TJX Companies, Inc......................................  54,500    1,611,156
  Toys "R' Us, Inc. (b)...................................  43,520      652,800
  Wal-Mart Stores, Inc....................................  21,800      111,725
  Walgreen Company........................................  84,100    5,256,250
  Wal-Mart Stores, Inc.................................... 380,300   32,705,800
  Wendys International Inc. ..............................  20,400      485,775
  Whole Foods Market, Inc. (b)............................   4,100      131,456
  Wild Oats Markets, Inc. (b).............................   2,100       50,531
                                                                   ------------
                                                                    114,022,539
                                                                   ------------
Technology -- 33.2%
  3Com Corporation (b)....................................  60,100    2,824,700
  Adaptec Inc (b).........................................  17,700      409,312
  Advanced Micro Devices, Inc. (b)........................  24,100      552,794
  AirTouch Communications, Inc. (b).......................  96,500    9,318,281
  American Power Conversion (b)...........................  15,900      812,888
  Analog Devices, Inc. (b)................................  27,000      803,250

Issuer                                                     Shares     Value
------                                                     ------     -----

Technology -- Continued
  Apple Computer, Inc. (b)................................  22,400 $    922,600
  AT&T Corporation........................................ 304,900   27,669,675
  Ault Inc. (b)...........................................     500        4,062
  Autodesk, Inc. .........................................   7,400      326,987
  Automatic Data Processing, Inc.......................... 102,100    4,345,631
  Avnet, Inc..............................................   6,100      274,119
  Baldor Electric Company.................................   5,900      116,894
  Broderbund Software Inc. (b)............................  36,400    1,699,425
  Ceridian Corp. (b)......................................  12,000      952,500
  Cisco Systems, Inc. (b)................................. 266,650   29,748,141
  Citizens Utilities Company..............................  43,067      336,461
  Compaq Computer Corporation............................. 286,988   13,667,804
  Computer Associates International, Inc. ................  92,800    4,698,000
  Cooper Industries, Inc..................................  18,600      770,737
  Dell Computer Corp. (b)................................. 215,000   21,500,000
  EMC Corp. Mass (b)......................................  84,700    9,221,712
  Emerson Electric Company................................  74,300    4,323,331
  Grainger (W.W.), Inc....................................  15,900      647,925
  Hewlett-Packard Company................................. 175,100   13,723,462
  Hubbell Incorporated....................................  10,660      390,422
  Hutchinson Technology (b)...............................   3,100      142,987
  Inprise Corp. (b).......................................   7,900       40,487
  Intel Corporation....................................... 281,400   39,659,812
  LSI Logic (b)...........................................  23,500      655,062
  Lucent Technologies, Inc. .............................. 222,000   24,988,875
  Merix Corporation (b)...................................     600        3,619
  Micron Technology, Inc. (b).............................  36,000    2,812,500
  Microsoft Corporation (b)............................... 421,000   73,675,000
  Molex Incorporated......................................  25,937      770,005
  National Semiconductor Corporation (b)..................  27,600      357,075

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS--(Continued)
January 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Issuer                                                     Shares     Value
------                                                     ------     -----

Technology -- Continued
  Novell Inc. (b).........................................  59,100 $  1,204,162
  PeopleSoft, Inc.........................................  39,000      772,687
  Perkin-Elmer Corporation................................   8,400      798,525
  QRS Corporation (b).....................................   1,200       60,000
  Raychem Corporation.....................................  13,100      329,137
  Scientific Atlanta Inc. ................................  12,300      382,837
  Shared Medical Systems Corporation......................   4,100      192,700
  Solectron Corporation (b)...............................  19,900    1,772,344
  Sprint Corporation......................................  72,700    6,097,712
  Sun Microsystems, Inc. (b)..............................  64,200    7,174,350
  Symantic Corporation....................................   9,300      190,069
  Tektronix, Inc. ........................................   7,700      194,906
  Tellabs, Inc. (b).......................................  32,800    2,812,600
  Texas Instruments, Inc. ................................  65,900    6,515,862
  Thomas & Betts Corporation..............................   9,200      406,525
  Xilinx, Inc. (b)........................................  12,000      996,000
                                                                   ------------
                                                                    323,066,951
                                                                   ------------
Transportation -- 1.1%
  Airborne Freight Corporation............................   7,800      273,000
  Alaska Air Group, Inc. (b)..............................   4,100      206,537
  AMR Corporation (b).....................................  30,700    1,803,625
  Consolidated Freightways Corporation (b)................   3,100       49,600
  Delta Air Lines, Inc. ..................................  24,800    1,353,150
  FDX Holding Corporation (b).............................  24,900    2,034,019
  GATX Corporation........................................   8,000      297,500
  Norfolk Southern Corporation............................  64,000    1,764,000
  Roadway Express, Inc. ..................................   2,800       46,375
  Ryder System, Inc. .....................................  11,500      280,312
  Southwest Airlines Co. .................................  56,850    1,527,844
  UAL Corporation (b).....................................   9,600      597,600
  Yellow Corporation (b)..................................   3,700       66,369
                                                                   ------------
                                                                     10,299,931
                                                                   ------------

Issuer                                                     Shares     Value
------                                                     ------     -----

Utilities -- 7.6%
  AGL Resources Inc.......................................   9,000 $    181,125
  American Water Works, Inc...............................  13,500      400,781
  Ameritech............................................... 186,300   12,132,787
  Aquarion Company........................................   1,100       42,419
  Bell Atlantic Corporation............................... 262,022   15,721,320
  BellSouth Corporation................................... 330,200   14,735,175
  CalEnergy Company, Inc. (b).............................   9,600      306,000
  Cleco Corporation.......................................   3,500      110,250
  Connecticut Energy Corporation..........................   1,500       40,594
  Eastern Enterprises.....................................   3,400      136,850
  El Paso Energy Corporation..............................  20,000      660,000
  Energen Corporation.....................................   4,600       78,487
  Equitable Resources, Inc. ..............................   5,900      153,769
  Frontier Corporation....................................  28,600    1,033,175
  Idaho Power Company.....................................   6,000      197,250
  KeySpan Energy..........................................  26,400      714,450
  LG&E Energy Corp........................................  21,700      572,337
  MCN Corporation.........................................  12,600      223,650
  New Century Energies, Inc. .............................  19,100      840,400
  NICOR Inc. .............................................   7,800      300,787
  Northwest Natural Gas Co. ..............................   3,900       91,650
  Northwestern Corp. .....................................   3,600       95,850
  Oklahoma Gas and Electric Company.......................  12,900      326,531
  Peoples Energy Corporation..............................   5,500      189,750
  Potomac Electric Power Company..........................  19,900      463,919
  SBC Communications Inc. ................................ 330,258   17,833,932
  Sonat Inc. .............................................  18,300      471,225
  Telephone and Data Systems, Inc. .......................  10,200      543,150
  U S West Communications Group (b).......................  84,741    5,227,459

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (Continued)
January 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Issuer                                                     Shares     Value
------                                                     ------     -----

Utilities -- Continued
  Washington Gas Light Company............................   7,500 $    180,000
                                                                   ------------
                                                                     74,005,072
                                                                   ------------
Vehicle Components -- 0.4%
  Cooper Tire and Rubber Company..........................  12,400      265,825
  Cummins Engine Company, Inc. ...........................   6,900      262,200
  Dana Corporation........................................  27,700    1,139,162
  Federal-Mogul Corporation...............................  11,000      651,750
  Genuine Parts Company...................................  30,000      956,250
  Modine Manufacturing Company............................   4,600      132,250
  Smith (A.O.) Corporation................................   3,700       88,800

Issuer                                                     Shares     Value
------                                                     ------     -----

Vehicle Components -- Continued
  Spartan Motors, Inc. (b)................................   1,700 $     10,200
  SPX Corporation.........................................   4,916      347,779
                                                                   ------------
                                                                      3,854,216
                                                                   ------------
  Total Investments(a) -- 99.7%................................... $969,818,253
  Other Assets, less liabilities -- 0.3%..........................    2,903,137
                                                                   ------------
  Net Assets -- 100.0%............................................ $972,721,390
                                                                   ============

--------
(a) The aggregate cost for book and federal income tax purposes is $646,719,849, the aggregate gross unrealized appreciation is $336,191,769, and the aggregate gross unrealized depreciation is $13,093,365, resulting in net unrealized appreciation of $323,098,404.
(b) Non-income producing security.

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
January 31, 1999 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments at value (Cost $646,719,849)........................  $969,818,253
  Cash............................................................     9,651,113
  Dividends receivable............................................       860,644
                                                                    ------------
   Total assets...................................................   980,330,010
                                                                    ------------
LIABILITIES:
  Payable for securities purchased................................     7,262,726
  Accrued expenses (Note 2).......................................       345,894
                                                                    ------------
   Total liabilities..............................................     7,608,620
                                                                    ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS..........  $972,721,390
                                                                    ============


                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF OPERATIONS
Six months ended January 31, 1999 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign withholding tax of
   $192)...........................................              $  4,133,933
                                                                 ------------
EXPENSES:
  Management fee (Note 2)..........................                   732,324
  Professional fees................................                    40,239
  Custody fees (Note 3)............................                   151,869
  Trustee fees.....................................                     2,000
  Miscellaneous....................................                     2,365
                                                                 ------------
  Total expenses...................................                   928,797
    Fees paid indirectly...........................                  (139,159)
    Expenses paid and fee waived by manager........                   (59,667)
                                                                 ------------
    Net expenses...................................                   729,971
                                                                 ------------
NET INVESTMENT INCOME..............................                 3,403,962
Net realized gain on investments
  Proceeds from sales.............................. $ 56,957,056
  Cost of securities sold..........................   47,479,386
                                                    ------------
    Net realized gain on investments...............                 9,477,670
Net changes in unrealized appreciation of
 investments
  Beginning of period.............................. $175,720,768
  End of period....................................  323,098,404
                                                    ------------
    Net change in unrealized appreciation..........               147,377,636
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS........................................              $160,259,268
                                                                 ============


                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                    Six Months
                                                      Ended
                                                 January 31, 1999  Year Ended
                                                   (unaudited)    July 31, 1998
                                                 ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS
From Operations:
  Net investment income.........................   $  3,403,962   $  4,628,319
  Net realized gain on investments..............      9,477,670      4,836,426
  Net change in unrealized appreciation of
   investments..................................    147,377,636     84,559,360
                                                   ------------   ------------
    Net Increase in Net Assets Resulting from
     Operations.................................    160,259,268     94,024,105
                                                   ------------   ------------
Transactions in Investors' Beneficial Interest:
  Additions.....................................    176,349,371    267,044,708
  Reductions....................................     (6,122,884)   (11,192,148)
                                                   ------------   ------------
    Net Increase in Net Assets from Transactions
     in Investors' Beneficial Interests.........    170,226,487    255,852,560
                                                   ------------   ------------
      Total Increase in Net Assets..............    330,485,755    349,876,665
NET ASSETS:
  Beginning of period...........................    642,235,635    292,358,970
                                                   ------------   ------------
  End of period.................................   $972,721,390   $642,235,635
                                                   ============   ============

-------------------------------------------------------------------------------

                           Six Months
                              Ended                          Year Ended
                           January 31,           ---------------------------------------------------------------
                              1999               July 31,            July 31,       July 31,            July 31,
                           (unaudited)             1998                1997           1996                1995
                           -----------           --------            --------       --------            --------
FINANCIAL HIGHLIGHTS
  Net Assets (000's)......  $972,721             $642,236            $292,359       $100,401            $54,003
  Ratio of net investment
   income to average net
   assets.................      0.92%(/1/)           1.05%(/2/)          1.34%          1.48%(/4/)         1.85%(/5/)
  Ratio of expenses to
   average net assets.....      0.23%(/1/)(/3/)      0.24%(/2/)(/3/)     0.29%(/3/)     0.59%(/3/)(/4/)    0.43%(/5/)
  Portfolio turnover
   rate...................         8%                   5%                  1%             5%                 6%

-------------------------------------------------------------------------------
(/1/) Reflects a voluntary expense reimbursement and fee waiver of 0.02% the Manager. Had the manager not waived their fee and reimbursed expenses, the annualized ratios of net investment income and expense to average net assets for the six months ended January 31, 1999 would have been 0.90% and 0.25%, respectively.
(/2/) Reflects a waiver of 0.01% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived their fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1998 would have been 1.04% and 0.25%, respectively.
(/3/) Ratio of expenses to average net assets for the years ended July 31, 1998, 1997 and 1996 include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.20%, 0.25% and 0.50% for the years ended July 31, 1998, 1997 and 1996, respectively and 0.20% for the six months ended January 31, 1999.
(/4/) Had the Expense Payment Agreement and Sponsor Arrangement not been in place, the ratios of net investment income and expense for the years ended July 31, 1996 would have been 1.14% and 0.85% respectively.
(/5/) Reflects a voluntary waiver of fees by the Administrator and Adviser due to the limitations set forth in the Expense Reimbursement Agreement. Had the Administrator and Adviser not waived their fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1995 would have been 1.75% and 0.53% respectively.

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
January 31, 1999 (unaudited)
-------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. Domini Social Index Port-folio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment port-folio as closely as is practicable with the Domini 400 Social Index (the "In-dex"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations upon effectiveness on Au-gust 10, 1990 and began investment operations on June 3, 1991.

  The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclo-sure of contingent assets and liabilities at the date of the financial state-ments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Portfolio's significant accounting policies.

  (A) Valuation of Investments: The Index Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.

  (B) Dividend Income: Dividend income is reported on the ex-dividend date.

  (C) Federal Taxes: The Index Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Index Portfolio will be taxed on its share of the Index Portfolio's ordinary income and capital gains. It is in-tended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

  (D) Other: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

  (A) Manager. Domini Social Investments LLC ("DSIL" or the "Manager") is reg-istered as an investment adviser under the Investment Advisers Act of 1940. The services provided by the Manager consist of investment supervisory servic-es, overall operational support and administrative services. The administra-tive services include the provision of general office facilities and supervis-ing the overall administration of the Index Portfolio. For its services under the Management Agreement, the Manager receives from the Index Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%. Currently, DSIL is waiving its fee to the extent necessary to keep aggregate annual oper-ating expenses of the Index Portfolio (excluding brokerage fees and commis-sions, interest, taxes and other extraordinary expenses) at no greater than 0.20% of the average daily net assets of the Index Portfolio. This fee waiver is voluntary and may be reduced or terminated at any time.

DOMINI SOCIAL INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- (Continued)
January 31, 1999 (unaudited)
-------------------------------------------------------------------------------


  (B) Submanager. Mellon Equity provides investment submanagement services to the Index Portfolio on a day-to-day basis pursuant to a Submanagement Agree-ment with DSIL. Mellon Equity does not determine the composition of the Domini Social Index. Under the Submanagement Agreement, DSIL pays Mellon Equity an investment submanagement fee equal, on an annual basis, to 0.10% of the aver-age daily net assets of the Portfolio.

  (C) Prior Advisory, Management, Sponsorship and Administrative
Agreements. Prior to October 22, 1997, pursuant to an investment advisory agreement, KLD served as investment adviser to the Index Portfolio and fur-nished continuously an investment program by determining the stocks to be in-cluded in the Index. KLD received from the Index Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.025% of the Portfolio's average daily net assets. Additionally, prior to October 22, 1997, pursuant to a man-agement agreement, Mellon Equity served as investment manager and managed the assets of the Portfolio on a daily basis. Prior to October 22, 1997, pursuant to a sponsorship agreement, KLD furnished administrative services for the Portfolio. KLD received from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.025% of the average daily net assets of the Portfolio for administrative services. Prior to November 6, 1996, pursuant to an administrative services agreement, Signature Broker-Dealer Services, Inc. served as the administrator of the Portfolio. Prior to October 22, 1997, management and administration fees with respect to the Portfolio were equal to 0.15% of the Index Portfolio's average daily net assets for its then current fiscal year.

3. INVESTMENT TRANSACTIONS. Purchase and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended January 31, 1999 aggregated $227,916,978 and $56,957,056, respectively. Cus-tody fees of the Portfolio were reduced by $139,159 which was compensation for uninvested cash left on deposit with the custodian. Cash balances could have been employed to earn additional income for the Portfolio.